UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22550

Name of Fund: BlackRock Preferred Partners LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred

Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 13.3%
AlphaMosaic SPC Platform, Class A:
Series 09-2011	$439,129
Series 02-2012	46,209
Series 04-2012	95,970
Series 05-2012	583,654
Series 06-2012	120,628
D.E. Shaw Oculus International Fund, Liquidity Class	2,183,389
Fortress Asia Macro Fund Ltd., Class A:
Series 04-2012	1,206,428
Series 06-2012	453,697

5,129,104

Event Driven — 18.8%
Davidson Kempner International (BVI), Ltd., Class C, Tranche 3, Series 01-2012	1,352,146
HBK Offshore Fund II LP, Class A, Sub-Class A1	1,717,075
Pentwater Event Fund, Ltd., Class F-NV-U:
Initial Series	1,584,970
Series 02-2012	112,402
Series 03-2012	534,936
Series 04-2012	104,384
Series 05-2012	101,296
Series 06-2012	128,070
York Investment, Ltd., Class D:
Series 09-2011	1,046,810
Series 05-2012	238,585
Series 06-2012	346,150

7,266,824

Fundamental Long/Short — 49.6%
BG Fund, Class B	1,535,571
Brigade Leveraged Capital Structures Offshore, Ltd.:
Series 09-2011 NV	1,078,958
Series 02-2012 NV	101,818
Series 03-2012 NV	253,665
Series 06-2012 NV	250,310
Claren Road Credit Fund, Ltd., Class A:
Series 32	1,058,391
Series 69	174,583
Series 70	655,620
Series 71	482,284
Series 72	305,338
Series 73	202,354
Series 74	149,317
Conatus Capital Overseas Ltd., Class A, Sub-Class 1:
Series 09-2011	1,079,360
Series 06-2012	251,282
Glenview Capital Partners (Cayman), Ltd., Series G/84	1,210,002
King Street Capital, Ltd., Class A:
Series 03	1,024,872
Series 48	615

Portfolio Funds	Value
Fundamental Long/Short (concluded)
Oak Hill Credit Alpha Fund (Offshore), Ltd., Class A, Series 09-2011	$1,038,007
One William Street Capital Offshore Fund, Ltd., Class CC:
Series 09-2011-AA	1,757,287
Series 02-2012	104,769
Series 03-2012	566,942
Series 04-2012	203,510
Series 06-2012	250,625
Scout Capital Fund, Ltd., Class B:
Series NV-3	1,390,309
Series NV-10	673,141
Standard Pacific Capital Offshore, Ltd., Class B, Series B-1	1,402,174
Standard Pacific Pan-Asia Fund, Ltd., Series A:
Sub-Series 02-2011	807,301
Sub-Series 04-2012	143,881
Taconic Opportunity Offshore Fund, Ltd., Class A-NR, Series 50	1,032,542

19,184,828

Relative Value — 16.1%
Aristeia International, Ltd., Class A:
Series A-NV	1,159,111
Series 05-2012	296,945
Series 06-2012	250,503
Magnetar Capital Fund II, Ltd., Class A:
Series 25	1,793,933
Series 47	317,692
Series 50	103,434
Series 52	203,236
Series 58	252,511
Series 62	150,645
Peak6 Performance Fund, Ltd., Class A-NV-U:
Series 04-2012	1,387,511
Series 05-2012	297,761

6,213,282
Total Investments (Cost $37,805,346*) — 97.8%	37,794,038
Other Assets Less Liabilities — 2.2%	845,762

Members’ Capital — 100.0%	$38,639,800

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2012	0

Schedule of Investments (continued)

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,934,506

Gross unrealized appreciation	–
Gross unrealized depreciation	$(1,140,468)

Net unrealized depreciation	$(1,140,468)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities;

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions.

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term.

The Fund’s investments in Portfolio Funds not otherwise traded on a securities exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	–	$2,945,715	$2,183,389	$5,129,104
Event Driven	–	2,983,691	4,283,133	7,266,824
Fundamental Long/Short	–	2,573,578	16,611,250	19,184,828
Relative Value	–	1,706,559	4,506,723	6,213,282
Total	–	$10,209,543	$27,584,495	$37,794,038

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $44,317 is categorized as a Level 1 within the disclosure hierachy.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information or net asset value without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

1	BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2012

Schedule of Investments (concluded)

    The following table is a reconciliation of Level 3 investments:

	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total

Assets:
Opening Balance, as of March 31, 2012	$ 2,179,127	$ 3,594,243	$ 14,586,656	$ 2,403,103	$22,763,129
Transfers into Level 3[1]	–	–	–	–	–
Transfers out of Level 3[1]	–	–	(1,037,925)	–	(1,037,925)
Accrued discounts/ premiums	–	–	–	–	–
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/ depreciation[2]	4,262	113,890	112,519	3,620	234,291
Purchases	–	575,000	2,950,000	2,100,000	5,625,000
Sales	–	–	–	–	–

Closing Balance, as of June 30, 2012	$ 2,183,389	$ 4,283,133	$ 16,611,250	$ 4,506,723	$27,584,495

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $234,291.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital.

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2012	2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date:	August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: August 24, 2012